ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets, net consisted of the following:

	At December 31,
	2014	2015
Cost:
Purchased software	$8,654	$8,471
Technology licenses	23,154	23,209
	31,808	31,680
Accumulated amortization:
Purchased software	(6,961)	(6,742)
Technology licenses	(7,568)	(10,596)
	(14,529)	(17,338)
Impairment loss recognised:
Purchased software	(168)	(168)
Technology licenses	(652)	(5,119)
	(820)	(5,287)

IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$16,459	$9,055